Derivative financial instruments (Details) - Schedule of derivative financial instrument contracts - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019
Derivative financial instruments (Details) - Schedule of derivative financial instrument contracts [Line Items]
Total Liabilities	$ 320,294	$ 32,309
Forwards US Dollar-Mexican Peso [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instrument contracts [Line Items]
Notional amount	140,325	47,690
Total Liabilities	$ 287,452	$ 12,695
Average Strike (in Pesos per share)	$ 22.36	$ 19.61
Maturity date	Weekly, through October 2021	Weekly, through October 2020
Non-current liability	$ 25,179	$ 16,754
Total current liability	$ 295,115	$ 15,555